Financial instruments - Fair value liabilities, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 930,166	$ 846,062
Financial assets measured at fair value | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	$ 10	$ 327